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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM 10-D/A

     Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
Securities Exchange Act of 1934
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For the monthly distribution period from December 1, 2006 to December 31, 2006
Commission File Number of issuing entity: 333-131356-02
USAA Auto Owner Trust 2006-3
(Exact name of issuing entity as specified in its charter)
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Commission File Number of depositor: 333-131356
USAA Acceptance, LLC
(Exact name of depositor as specified in its charter)
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USAA Federal Savings Bank
(Exact name of sponsor as specified in its charter)
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Delaware	72-6216179

(State or other jurisdiction of incorporation or	(I.R.S. Employer Identification
organization of the depositor)	No.)

One Rodney Square
920 King Street, 1st Floor
Wilmington, Delaware	19801

(Address of principal executive offices of the	(Zip Code)
depositor)

(302) 888-7536
(Telephone number, including area code)

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Registered/reporting pursuant to (check one)				Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If section 12(b))

A-1	[ ]	[ ]	[ X ]
A-2	[ ]	[ ]	[ X ]
A-3	[ ]	[ ]	[ X ]
A-4	[ ]	[ ]	[ X ]
B	[ ]	[ ]	[ X ]

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes                              No    X

PART I - DISTRIBUTION INFORMATION

Item 1. DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

     The description of the distribution and pool performance for the distribution period from December 1, 2006 to December 31, 2006 is provided monthly statement attached as Exhibit 99.1 to this Form 10-D.

     Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of August 1, 2006, between USAA Auto Owner Trust 2006-3, as issuer (the “Trust”) and JPMorgan Chase, National Association, as indenture trustee (the “Indenture Trustee”) and the Sale and Servicing Agreement, dated as of August 1, 2006, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

     See the Indenture and, the Sale and Servicing Agreement and the Prospectus Supplement dated August 14, 2006 filed with the Commission on August 17, 2006 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 20.1.

     This is an amended and restated filing to the original Form 10D filed on January 23, 2007. This amended filing is due to the recent discovery that some of the motor vehicle Receivables included in our securitized pools were not properly perfected. We promptly began corrective action and we are currently reviewing our procedures to improve the process by which perfected security interests are obtained. We believe that the interests of the Issuer and the Noteholders in the related Receivables have not been materially and adversely affected.

PART II - OTHER INFORMATION

Item 3. SALES OF SECURITIES AND USE OF PROCEEDS.

     On August 22, 2006, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9. EXHBITS.

Exhibit No.	Description
99.1	Monthly Statement furnished to Noteholders (Incorporated by Reference to the Depositors Filing on Form 10-D filed with the Commission on January 23, 2007)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.

Dated: March 30, 2007

USAA FEDERAL SAVINGS BANK /s/ MICHAEL J. BROKER
By:
Name: Michael J. Broker
Title: Vice President

Exhibit Index

Exhibit No.	Description
99.1	Monthly Statement to Noteholders (Incorporated by Reference to the Depositors Filing on Form 10-D filed with the Commission on January 23, 2007)